Transactions With Related Parties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLF
Transactions With Related Parties [Abstract]
Loan with non-controlled companies	$ 3,348	$ 27,544	$ 1,174
Exceed amount				$ 83,178	CLF 2,000